Investments - Fair Value of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 3,403.8	$ 3,271.4
Fixed maturity securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3,403.8	3,271.4
Unrealized gains	16.6	22.4
Unrealized losses	(8.8)	(48.9)
Fair value	3,411.6	3,244.9
Fixed maturity securities | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	747.6	692.4
Unrealized gains	2.1	4.1
Unrealized losses	(3.1)	(9.8)
Fair value	746.6	686.7
Fixed maturity securities | Agencies
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	11.5	16.2
Unrealized gains	0.0	0.1
Unrealized losses	0.0	(0.1)
Fair value	11.5	16.2
Fixed maturity securities | Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	46.6	77.6
Unrealized gains	0.1	0.2
Unrealized losses	(0.3)	(1.8)
Fair value	46.4	76.0
Fixed maturity securities | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,906.3	1,798.4
Unrealized gains	10.9	14.7
Unrealized losses	(4.0)	(25.8)
Fair value	1,913.2	1,787.3
Fixed maturity securities | Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	279.5	192.0
Unrealized gains	0.8	2.0
Unrealized losses	(1.2)	(5.8)
Fair value	279.1	188.2
Fixed maturity securities | Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	0.0	53.1
Unrealized gains	0.4	0.0
Unrealized losses	0.0	(2.0)
Fair value	0.4	51.1
Fixed maturity securities | Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	412.3	441.7
Unrealized gains	2.3	1.3
Unrealized losses	(0.2)	(3.6)
Fair value	414.4	439.4
Short-term investments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	221.9	49.0
Unrealized gains	0.2	0.0
Unrealized losses	0.0	0.0
Fair value	222.1	49.0
Short-term investments | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	220.5	49.0
Unrealized gains	0.2	0.0
Unrealized losses	0.0	0.0
Fair value	220.7	$ 49.0
Short-term investments | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1.1
Unrealized gains	0.0
Unrealized losses	0.0
Fair value	1.1
Short-term investments | Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	0.3
Unrealized gains	0.0
Unrealized losses	0.0
Fair value	$ 0.3